UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Roche
Title:    Chief Financial Officer
Phone:    (212) 829-1633


Signature, Place and Date of Signing:


/s/ Laura Roche                 New York, New York            May 16, 2005
--------------------          -------------------------     --------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total: $278,260
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                       13-F Securities Report
                                                           Cadmus Capital
                                                      Cadmus Capital Combined
                                                             31-Mar-05
COLUMN 1                       COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7   COLUMN 8

                                                              Market     Shares or  Sh/ Put/  Invstmnt  Other   Voting Authority
Name of Issuer                 Title of Class   Cusip/Sedol  Value Book  Princ Amt  Prn Call  Discretn  Mgrs   Sole     Shared  None
--------------                 --------------   -----------  ----------  ---------  --- ----  --------  ----   ----     ------  ----
ABM INDUSTRIES INC             COM              000957100      576,900       30,000  SH     SOLE      NONE      30,000
ABX AIR INC                    COM              00080S101   15,377,108    2,123,910  SH     SOLE      NONE   2,123,910
ADVANTA CORP                   CL B             007942204    6,835,600      297,200  SH     SOLE      NONE     297,200
AETHER SYSTEMS INC             COM              00808V105    6,144,281    1,839,605  SH     SOLE      NONE   1,839,605
ALLEGHENY ENERGY INC           COM              017361106    1,239,600       60,000  SH     SOLE      NONE      60,000
ASSET ACCEP CAP CORP           COM              04543P100    5,631,386      295,146  SH     SOLE      NONE     295,146
BAYVIEW CAPITAL CORP           COM NEW          07262L309    5,182,117      323,680  SH     SOLE      NONE     323,680
BLOCKBUSTER INC                CL A             093679108    1,986,750      225,000  SH     SOLE      NONE     225,000
BLOCKBUSTER INC                CL B             093679207    6,634,496      793,600  SH     SOLE      NONE     793,600
BROOKFIELD HOMES CORP          CL B             112723101   22,523,256      533,600  SH     SOLE      NONE     533,600
CANDIE'S INC                   COM              137409108      265,402       57,696  SH     SOLE      NONE      57,696
CENTEX CORP                    COM              152312104    3,858,280       67,370  SH     SOLE      NONE      67,370
CHARLOTTE RUSSE HOLDING INC    COM              161048103    2,541,364      196,700  SH     SOLE      NONE     196,700
CIRCUIT CITY STORE INC         COM              172737108    5,741,085      357,700  SH     SOLE      NONE     357,700
CITIGROUP INC                  COM              172967101    2,202,060       49,000  SH     SOLE      NONE      49,000
DIAMONDS                       UNIT SER 1       252787106   10,454,904       99,580  SH     SOLE      NONE      99,580
EAGLE MATERIALS                CL B             26969P207    2,727,977       34,619  SH     SOLE      NONE      34,619
FIELDSTONE INV CORP            COM              31659U300    4,835,160      333,000  SH     SOLE      NONE     333,000
GENTIVA HEALTH SERVICES INC    COM              37247A102    2,997,652      185,269  SH     SOLE      NONE     185,269
GOVERNMENT PPTYS TR INC        COM              38374W107   16,326,930    1,639,250  SH     SOLE      NONE   1,639,250
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202      401,676       14,320  SH     SOLE      NONE      14,320
HIGHLAND HOSPITALITY CORP      COM              430141101    2,203,515      212,900  SH     SOLE      NONE     212,900
HOLLINGER INT'L INC            CL A             435569108    8,651,330      793,700  SH     SOLE      NONE     793,700
HONEYWELL INTERNATIONAL INC    COM              438516106    1,240,954       33,350  SH     SOLE      NONE      33,350
HOSPIRA INC                    COM              441060100    4,921,175      152,500  SH     SOLE      NONE     152,500
IDT CORP                       COM              448947309    1,996,650      135,000  SH     SOLE      NONE     135,000
ISHARES TR                     S&P 100 IDX FD   464287101   10,472,007      186,900  SH     SOLE      NONE     186,900
JANUS CAPITAL GROUP INC        COM              47102X105    1,395,000      100,000  SH     SOLE      NONE     100,000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      994,280       14,000  SH     SOLE      NONE      14,000
LAIDLAW INT'L INC              COM              50730R102    8,715,200      419,000  SH     SOLE      NONE     419,000
LEAR CORP                      COM              521865105      887,200       20,000  SH     SOLE      NONE      20,000
NATIONSHEALTH INC              COM              63860C100      350,400       60,000  SH     SOLE      NONE      60,000
NELSON THOMAS INC              COM              640376109    4,486,405      189,700  SH     SOLE      NONE     189,700
NORTHROP GRUMMAN CORP          COM              666807102    1,118,466       20,720  SH     SOLE      NONE      20,720
NOVELIS INC                    COM              67000X106    6,253,325      285,600  SH     SOLE      NONE     285,600
NRG ENERGY INC                 COM NEW          629377508    6,302,383      184,550  SH     SOLE      NONE     184,550
PRICE COMMUNICATIONS CORP      COM              741437305    4,991,525      285,230  SH     SOLE      NONE     285,230
ROYAL GROUP TECH LTD           SUB VTG SH       779915107    2,326,696      220,000  SH     SOLE      NONE     220,000
SEARS HOLDING CORP             COM              812350106   24,236,940      182,000  SH     SOLE      NONE     182,000
SENOMYX INC                    COM              81724Q107      250,110       21,000  SH     SOLE      NONE      21,000
SUNTERRA CORP                  COM NEW          86787D208    4,266,072      282,896  SH     SOLE      NONE     282,896
SWIFT TRANSPORTATION CO        COM              870756103    2,129,868       96,200  SH     SOLE      NONE      96,200
TEMPLE-INLAND INC              COM              879868107    2,117,372       29,185  SH     SOLE      NONE      29,185
TRANSOCEAN INC                 COM              G90078109    4,116,800       80,000  SH     SOLE      NONE      80,000
USA MOBILITY INC               COM              90341G103   16,318,033      503,643  SH     SOLE      NONE     503,643
VIACOM INC                     CL B             925524308   16,021,800      460,000  SH     SOLE      NONE     460,000
VIROLOGIC INC                  COM              92823R201    6,437,767    2,693,626  SH     SOLE      NONE   2,693,626
WILLIAMS CO INC DEL            COM              969457100    8,169,183      434,300  SH     SOLE      NONE     434,300
XCEL ENERGY INC                COM              98389B100    2,405,200      140,000  SH     SOLE      NONE     140,000

16233.0001 #567847